Income Taxes (Income Taxes Included in The Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2016		Dec. 31, 2015
Deferred tax assets:
Allowance for doubtful accounts	$ 161		$ 184
Accrued warranty	89		87
Unearned revenue	243		165
Accrued expenses	427		493
Net operating losses (NOL) and tax credit carryforwards	5,631		6,823
Other temporary differences	504	[1]	197
Total gross deferred tax assets	7,055		7,949
Valuation allowance	(2,222)		(3,087)
Deferred tax asset, net of valuation allowance	4,833		4,862
Deferred tax liability:
Property, plant and equipment	(223)		(240)
Undistributed earnings	(433)		(490)
Net deferred tax assets	$ 4,177		$ 4,132

[1]	Other temporary differences in 2016 primarily relate to inventory write off provision